Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 13,700,000
Overdraft Protection	9,400,000
Percent of Limit	2.53%
Committed to Sell [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	600,500
Mortgage Loans [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	4,400,000
Construction Loans [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Loans in Process	881,000
Interest Rate Lock Commitments [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments, Fixed Rates	5,200,000
Derivative [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Loans and Leases Receivable, Commitments to Purchase or Sell	5,200,000
Line of Credit [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	14,300,000
Standby Letters of Credit [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Letters of Credit Outstanding, Amount	1,900,000
Certificates of Deposit [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Deposit Liability, Current	$ 134,900,000
Minimum [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Funding Period	6 months
Maximum [Member]
Note 16 - Off-Balance Sheet Arrangements and Commitments (Details) [Line Items]
Funding Period	18 months